REDEEMABLE NON-CONTROLLING INTERESTS (Details)	0 Months Ended		12 Months Ended		1 Months Ended					12 Months Ended
	Jan. 22, 2014 USD ($)	Sep. 25, 2013 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Jul. 31, 2014 Series A Preferred Shares [Member]	Jul. 31, 2014 Series A-1 Preferred Shares [Member]	Jul. 31, 2014 Series A-2 Preferred Shares [Member]	Jul. 31, 2014 JinkoSolar Power [Member] USD ($)	Jul. 31, 2014 JinkoSolar Power [Member] CNY	Dec. 31, 2014 JinkoSolar Power [Member] CNY
REDEEMABLE NON-CONTROLLING INTERESTS
Number of shares issued	15,000,000	17,480,000			25,532	26,809	5,106
Shares issue price per share								$ 3,917
Value of shares issued	$ 126,300,000	$ 67,800,000	769,146,293	411,730,717				$ 225,000,000	1,385,000,000
Ownership percentage by noncontrolling owner			28.00%					45.00%	45.00%
Ownership percentage by the Company								55.00%	55.00%
Issuance costs								240,000	1,500,000
Initial conversion ratio								1	1
Annual return								13.00%	13.00%
Change in the carrying amount of redeemable non-controlling interests
Beginning Balance
Recognition of redeemable non-controlling interest during 2014										1,383,264,590
Accretion to redemption value of redeemable non-controlling interests										52,320,700
Ending Balance										1,435,585,290